Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of summary of materials policies [abstract]
Summary of Material Accounting Policies
4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES

Principles of Consolidation

These consolidated financial statements include the accounts of the Company and its corporate group of companies, consisting of (i) wholly-owned US subsidiaries Lithium Nevada, RheoMinerals Inc., and KV project LLC; and (ii) Canadian wholly-owned subsidiary 1339480 B.C. Ltd. All intercompany transactions and balances have been eliminated.

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated.

Foreign Currency Translation

Functional and Presentation Currency

Items included in the financial statements of each of the entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars. The functional currency of the Company, as well as all subsidiaries, is the US dollar.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction.

4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held with banks and highly liquid short-term investments which can be withdrawn at any time and are subject to an insignificant risk of changes in value.

Exploration and Evaluation Assets

Exploration expenditures excluding acquisition costs and claim maintenance costs are expensed until the establishment of technical feasibility and commercial viability based on a combination of the following factors:

•
The extent to which mineral reserves or mineral resources as defined in National Instrument 43-101 (“NI 43-101”) have been identified through a feasibility study or similar document; and,
•
The status of mining leases, environmental and mining permits.

Costs incurred relating to the acquisition and claim maintenance of mineral properties, including option payments and annual fees to maintain the property in good standing, and exploration expenditures performed within the geologic formation of an existing brownfield mining project are capitalized and deferred by property until the project to which they relate is sold, abandoned, impaired, or placed into production.

The Company assesses its exploration and evaluation assets for indications of impairment on each balance sheet date and when events and circumstances indicate a risk of impairment. A property is written down or written off when the Company determines that an impairment of value has occurred or when exploration results indicate that no further work is warranted. Exploration and evaluation assets are tested for impairment immediately prior to reclassification to mineral property development costs.

Property, Plant and Equipment

On initial recognition, property, plant and equipment are valued at cost. Cost includes the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and foreign exchange losses or gains on borrowings and related cash used to construct qualifying assets as defined under IFRS.

Capitalization of costs incurred ceases when the asset is capable of operating in the manner intended by management. The Company applies judgment in its assessment of when the asset is capable of operating in the manner intended by management.

Property, plant and equipment are subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses, with the exception of land which is not depreciated. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items or major components.

4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Property, plant and equipment that are currently in use are depreciated as follows:

•
Process testing facility equipment included in “Equipment and machinery” – straight-line basis over the estimated useful life of 10 years;
•
Right-of-use assets – depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis; and
•
Office equipment included in “Other” – declining balance method at 20% annual rate.

The assets’ residual values, useful lives and depreciation methods are reviewed and adjusted, if appropriate, at least annually. The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit and loss.

Impairment of Property, Plant and Equipment

Property, plant and equipment are assessed for impairment indicators at each reporting date or when an impairment indicator arises if not at a reporting date. If an impairment indicator is identified, an impairment assessment is carried out. If an impairment loss is identified, it is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). These are typically individual mines or development projects.

Where the factors which resulted in an impairment loss subsequently reverse, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company leases office space, equipment, vehicles and land. Lease contracts entered into by the Company are typically made for fixed periods of 2 to 5 years, with the exception of land leases which have a term of 40 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

On initial recognition, financial assets are classified as and measured at: amortized cost, fair value through profit or loss (“FVTPL”) or fair value through OCI according to their contractual cash flow characteristics and the business models under which they are held. The Company’s investments in equity investments are classified as FVTPL. Investments in equity instruments are held for strategic purposes and classified as long term.

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest and; the Company’s intent is to hold these financial assets in order to collect contractual cash flows.

Financial liabilities are measured at amortized cost unless they are required to be measured at FVTPL.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Derivative instruments

Derivative instruments, including embedded derivatives in executory contracts or financial liability contracts, are classified as at FVTPL, and recorded on the balance sheet at fair value. Unrealized gains and losses on derivatives not designated in a hedging relationship are recorded as part of income (expense). Fair values for derivative instruments are determined using inputs based on market conditions existing at the balance sheet date or settlement date of the derivative.

Derivatives embedded in non-derivative contracts are recognized separately unless they are closely related to the host contract.

Impairment of financial assets

The Company assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Close down and restoration costs include dismantling and demolition of infrastructure and the removal of residual materials and remediation of disturbed areas. Estimated close down and restoration costs are provided for in the accounting period when the obligation arising from the related disturbance occurs, based on the net present value of estimated future costs. The cost estimates are updated during the life of the operation to reflect known developments, such as revisions to cost estimates and to the estimated lives of the operations and are subject to formal reviews at regular intervals. The initial closure provision together with changes resulting from changes in estimated cash flows or discount rates are capitalized within capital assets. These costs are then depreciated over the lives of the asset to which they relate, typically using the units of production method. The amortization or unwinding of the discount applied in establishing the net present value of provisions is charged to the statement of comprehensive (loss)/income as a financing cost. Provision is made for the estimated present value of the costs of environmental cleanup obligations outstanding at the statement of financial position date.

Income Taxes

Income taxes are comprised of current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period-end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for the initial recognition of assets or liabilities that affect neither accounting or taxable loss, unless arising in a business combination, nor for differences relating to investments in subsidiaries to the extent that they are not probable to reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded.

4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.

Earnings/(Loss) per Share

Basic earnings/(loss) per share is computed by dividing the net earnings or loss attributable to shareholders of the Company by the weighted average number of common shares outstanding during the reporting period. For periods presented on a "carve-out" basis, the number of shares issued and outstanding upon Separation is used as the denominator in the calculation of basic earnings/(loss) per share.

The diluted earnings/(loss) per share calculation is based on the weighted average number of common shares outstanding during the period, plus the effects of dilutive common share equivalents. This method requires that the dilutive effect of outstanding options and warrants issued should be calculated using the treasury stock method.

This method assumes that all common share equivalents have been exercised at the beginning of the period (or at the time of issuance, if later), and that the funds obtained thereby were used to purchase common shares of the Company at the average trading price of the common shares during the period, but only if dilutive.

Equity-Based Compensation

The Company’s equity incentive plan allows the grant of stock options, restricted share units ("RSUs"), performance share units (PSUs") and deferred share units ("DSUs"). The cost of equity-settled payment arrangements is recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period.

Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using Monte Carlo simulation methodology for performance share units. Compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest, by increasing contributed surplus. The number of awards expected to vest is reviewed at least annually with any impact being recognized immediately.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of comprehensive (loss)/income, unless they are related to the issuance of equity instruments. Amounts related to the issuance of shares are recorded as a reduction of share capital. When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model.

4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Estimation Uncertainty and Significant Accounting Policy Judgments

The preparation of these consolidated financial statements require management to make assumptions, estimates, and judgments that affect the amounts reported in these financial statements and accompanying notes. The Company bases its estimates on historical experience and various assumptions that are believed to be reasonable at the time the estimate was made. Accordingly, actual results may differ from amounts estimated in these consolidated financial statements and such differences could be material.

Significant accounting policy judgments in the preparation of the Company's financial statements are as follows:

Accounting for the Agreements with General Motors

The Company’s accounting for the agreements with General Motors involved judgment, specifically in its assumption that in determination the Offtake Agreement represents an agreement with market selling prices; and that the Offtake is separate from the equity financing provided by GM (see Note 11).

The second tranche investment component of subscription agreements with GM which involved estimation of fair value, utilizes a Monte Carlo simulation that required significant assumptions, including expected volatility of Old LAC’s (and, following Separation, New LAC’s) share price, an estimated risk-free rate and an estimated dividend.

Commencement of Development of Thacker Pass

The Company determined that the technical feasibility and commercial viability of Thacker Pass had been demonstrated following the release of an independent National Instrument 43-101 feasibility study (the “Thacker Pass Feasibility Study”) on January 31, 2023, the receipt of the favorable ruling from the U.S. District Court, District of Nevada (“U.S. District Court”) for the issuance of the Record of Decision (“ROD”), and the receipt of notice to proceed from the Bureau of Land Management (“BLM”) on February 7, 2023. The Company entered into an engineering, procurement and construction management agreement and other construction-related contracts. Construction of Thacker Pass, including site preparation, geotechnical drilling, water pipeline development and associated infrastructure commenced. Accordingly, the capitalized costs of Thacker Pass were transferred to property, plant and equipment from exploration and evaluation assets and capitalization of development costs commenced February 1, 2023.

Concurrent with the transfer of the Thacker Pass assets from exploration and evaluation to property, plant and equipment, the Company completed an impairment test of Thacker Pass which compared the carrying value to the recoverable amount. The recoverable amount is the greater of the value in use and the fair value less disposal costs. The fair value less disposal costs is calculated using a discounted cash flow model with feasibility study economics. The significant assumptions that impacted the fair value included future lithium prices, capital cost estimates, operating cost estimates, estimated mineral reserves and resources, and the discount rate. Management applied judgment in conducting the impairment test and concluded that there was no impairment.

4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Assessment of Impairment of Thacker Pass

The Company applied judgment in carrying out an evaluation of Thacker Pass for indicators of impairment at December 31, 2023. The Company carried out the evaluation considering internal and external factors including but not limited to, the Thacker Pass November 2022 Feasibility Study including assumptions and sensitivity analysis, market trends in lithium prices, discount rates, trends in financial markets and the Company's market capitalization.

New IFRS Pronouncements

Amendments to IAS 1 – Presentation of Financial Statements

In October 2022, the IASB issued amendments to IAS 1, Presentation of Financial Statements titled Non-current Liabilities with Covenants.

These amendments sought to improve the information that an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within 12 months after the reporting period. These amendments to IAS 1 override but incorporate the previous amendments, Classification of liabilities as current or non-current, issued in January 2020, which clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments are effective January 1, 2024, with early adoption permitted. Retrospective application is required on adoption. These amendments are not expected to have a material effect on the financial statements of the Company.

Amendment to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies

In February 2021, the IASB issued amendments to IAS 1, “Presentation of Financial Statements” and the IFRS Practice Statement 2 “Making Materiality Judgments” to provide guidance on the application of materiality judgments to accounting policy disclosures.

The amendments to IAS 1 replace the requirement to disclose significant accounting policies with a requirement to disclose material accounting policies. Guidance and illustrative examples are added in the Practice Statement to assist in the application of the materiality concept when making judgments about accounting policy disclosures. The amendments were effective January 1, 2023. These amendments did not impact these consolidated financial statements.

4.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Amendments to IAS 12 – International Tax Reform Pillar Two Model Rules

In May 2023, the IASB issued amendments to IAS 12, International Tax Reform - Pillar Two Model Rules to clarify the application of IAS 12 Income Taxes to income taxes arising from tax law enacted or substantively enacted to implement the Organization for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) Pillar Two model rules (Pillar Two income taxes).

The amendments introduce a mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules and disclosure requirements for the entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

The mandatory temporary exception, the use of which is required to be disclosed, applies immediately. The remaining disclosure requirements apply for annual reporting periods beginning on or after January 1, 2023, but not for any interim periods ending on or before December 31, 2023. These amendments did not impact these consolidated financial statements.